Goodwill and Other Intangible Assets - Schedule of Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 57.1
2015	55.2
2016	50.1
2017	27.9
2018	$ 21.0